Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Summary of Amounts Included in Consolidation Financial Statements Related to Arrangements with Hilton

The following table summarizes amounts included in our condensed consolidated statements of operations related to a fee-for-service arrangement with a Blackstone affiliate to sell VOIs on their behalf:

	Three Months Ended June 30,		Six Months Ended June 30,
($ in millions)	2017	2016	2017	2016
Commission and other fees	$42	$44	$93	$88

The following tables summarize amounts included in our consolidated financial statements related to the arrangements with Hilton:

	December 31,
($ in millions)	2016	2015
Consolidated Balance Sheets
Assets:
Accounts receivable, net
Due from Hilton	$5	$—
Liabilities:
Accounts payable, accrued expenses, and other
Due to Hilton	$5	$13

	Year Ended December 31,
($ in millions)	2016	2015	2014
Consolidated Statements of Operations
Expenses:
General and administrative
Allocated general and administrative	$27	$13	$8
Shared services	12	11	10
Defined contribution plan	7	7	6
Insurance	2	2	2
License fee expense	80	74	62
Interest expense
Related party interest expense	2	—	—

Components of Net Transfers (to) from Parent in the Consolidated Statements of Stockholders' Equity (Deficit)

The components of Net transfers (to) from Parent in the consolidated statements of stockholders’ equity (deficit) were as follows:

	December 31,
($ in millions)	2016	2015	2014
Cash pooling and general financing activities	$(715)	$(39)	$(152)
Corporate allocations	53	42	44
Income taxes	95	92	69

Net transfers (to) from Parent	$(567)	$95	$(39)

Transferred of Certain Assets and Related Deferred Tax Liabilities for Conversion to Vacation Ownership Units

In 2016, Hilton transferred to us certain assets and related deferred tax liabilities for conversion to vacation ownership units:

($ in millions)	Assets	Deferred Tax Liabilities	Parent Capital Contribution
Certain floors at the Hilton New York (1)(2)	$33	$9	$17
Certain floors at the Embassy Suites Washington, DC	40	7	33
Hotel tower and restaurant at the Hilton Waikoloa Village (2)	178	49	129
Land parcel adjacent to Hilton Waikoloa Village	54	16	38

(1)	Parent capital contribution includes the release of the $7 million included in Other assets in our consolidated balance sheets. See below for further discussion.
(2)	Certain floors at the Hilton New York and a hotel tower and restaurant at the Hilton Waikoloa Village, which were transferred to us in 2016, will be subject to a lease arrangement with Park whereby Park will retain the right to occupy and operate certain floors of the properties with lease terms expiring on September 30, 2017 and December 31, 2019, respectively.